Tax Receivable Agreement and Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Tax Receivable Agreement and Income Taxes [Abstract]
Schedule of Provision for Income Taxes	The components of income tax expense are as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2025	2024	2025	2024
Income tax expense	$—	$6,606	$—	$6,132
Effective income tax rate	—%	2884.7%	—%	(85.1%)

The components of income tax expense are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Current:
Federal	$—	$—
State	—	—
Total current	—	—
Deferred:
Federal	$5,192	$205
State	940	363
Total deferred	6,132	568
Total income tax expense	$6,132	$568